Statutory Reserves (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Statutory Reserves (Textual)
Percentage of net income transferred	10.00%
Percentage of registered capital	50.00%
Percentage of remaining statutory surplus reserves balance	50.00%
Statutory reserves	$ 6,621,063	$ 6,536,238